Financial Assets and Financial Liabilities - Summary of Day one Gain or Loss (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Balance at the beginning of the year	₩ 61,393	₩ 45,767
New transactions	166,443	166,555
Changes during the year	(150,628)	(150,929)
Balance at the end of the year	₩ 77,208	₩ 61,393